Schedule Of Selected Quarterly Financial Data (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Extinguishment of corporate debt	$ 16		$ 91	$ 40	$ 23	$ 2	$ 23	$ 27
Extinguishment of corporate debt, net of tax	14		56	39	16	1	21	23
Restructuring expense	22	14	15	10	12	7	12	7	61	38	5
Restructuring charges, net of tax	15	9	10	7	9	5	8	5
Business Combination, Acquisition Related Costs	14	10	19	8	13	11	4	6
Acquisition charges, net of tax	12	7	16	6	13	10	2	5
Amortization of intangible assets	7	6	6	4	4	4	3	5	27	21	7
Amortization of intangible assets, net of tax	4	4	4	3	2	3	2	4
Other than Temporary Impairment Losses, Investments		33							33	0	0
Non-cash income tax benefit for pre-Separation taxes						128
Interest expense									$ 228	$ 268	$ 219